Overview and Summary of Significant Accounting Policies Overview and Summary of Significant Accounting Polices (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Cash and Cash Equivalents [Table Text Block]
The following table summarizes cash, cash equivalents and restricted cash amounts reported on the Consolidated Balance Sheets that reconcile to the total of such amounts as shown on the Consolidated Statements of Cash Flows:

	December 31,
$ in millions	2020	2019
Cash and cash equivalents	$25.4	$36.5
Restricted cash	0.1	10.5
Cash, Cash Equivalents and Restricted Cash, End of Period	$25.5	$47.0